Note 8 - Contract Liabilities - Changes in Contract Liability (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Statement Line Items [Line Items]
Balance	$ 218,566	$ 192,958	$ 173,721
Amounts invoices and revenue deferred	135,523	37,569	229,658
Recognition of deferred revenue included in period	(63,628)	(56,806)	(184,813)
Balance	$ 290,460	$ 173,721	$ 218,566